Property and Equipment, Net (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 62,014	$ 57,867	$ 119,627	$ 29,891